Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cost of sales

	2024	2023	2022
Raw material, products for resale, materials and third-party services (1)	(22,368)	(21,912)	(33,196)
Acquisitions	(16,278)	(16,198)	(26,609)
Crude oil imports	(9,458)	(9,358)	(11,212)
Oil products imports	(5,080)	(4,649)	(8,869)
Natural gas imports	(1,740)	(2,191)	(6,528)
Third-party services and others	(6,090)	(5,714)	(6,587)
Depreciation, depletion and amortization	(9,777)	(10,779)	(10,514)
Production taxes	(11,392)	(12,108)	(14,953)
Employee compensation	(1,888)	(1,690)	(1,665)
Inventory turnover	(19)	(1,946)	842
Total	(45,444)	(48,435)	(59,486)
(1) It Includes short-term leases.

Schedule of selling expenses

	2024	2023	2022
Materials, third-party services, freight, rent and other related costs	(4,080)	(4,296)	(3,987)
Depreciation, depletion and amortization	(670)	(609)	(789)
Reversal (allowance) for expected credit losses	2	(22)	(58)
Employee compensation	(126)	(111)	(97)
Total	(4,874)	(5,038)	(4,931)

Schedule of general and administrative expenses

	2024	2023	2022
Employee compensation	(1,204)	(1,036)	(865)
Materials, third-party services, rent and other related costs	(495)	(435)	(362)
Depreciation, depletion and amortization	(146)	(123)	(105)
Total	(1,845)	(1,594)	(1,332)